LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance at beginning of period	$ 11,038
Balance at end of period	7,214	$ 11,038
Cost
Leases
Balance at beginning of period	17,293	17,167
New leases	1,297	1,425
Adjustments for indexation	168	296
Disposals	(6,250)	(55)
Currency translation differences	(40)	(1,540)
Balance at end of period	12,468	17,293
Accumulated depreciation
Leases
Balance at beginning of period	(6,255)	(4,154)
Depreciation and amortization	(2,551)	(2,569)
Disposals	(3,520)	(29)
Currency translation differences	(32)	(439)
Balance at end of period	(5,254)	(6,255)
Buildings
Leases
Balance at beginning of period	10,586
Balance at end of period	6,499	10,586
Buildings | Cost
Leases
Balance at beginning of period	15,844	16,089
New leases	663	950
Adjustments for indexation	145	266
Disposals	(6,198)	(55)
Currency translation differences	(22)	(1,406)
Balance at end of period	10,432	15,844
Buildings | Accumulated depreciation
Leases
Balance at beginning of period	(5,258)	(3,384)
Depreciation and amortization	(2,214)	(2,248)
Disposals	(3,520)	(29)
Currency translation differences	(19)	(345)
Balance at end of period	(3,933)	(5,258)
Motor vehicles
Leases
Balance at beginning of period	452
Balance at end of period	715	452
Motor vehicles | Cost
Leases
Balance at beginning of period	1,449	1,078
New leases	634	475
Adjustments for indexation	23	30
Disposals	(52)	0
Currency translation differences	(18)	(134)
Balance at end of period	2,036	1,449
Motor vehicles | Accumulated depreciation
Leases
Balance at beginning of period	(997)	(770)
Depreciation and amortization	(337)	(321)
Disposals	0	0
Currency translation differences	(13)	(94)
Balance at end of period	$ (1,321)	$ (997)